Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (8.9%)
	Meta Platforms Inc. Class A	14,468,297	7,025,516
*	Alphabet Inc. Class A	38,758,552	5,849,828
*	Alphabet Inc. Class C	32,442,515	4,939,697
*	Netflix Inc.	2,846,076	1,728,507
	Walt Disney Co.	12,064,025	1,476,154
	Verizon Communications Inc.	27,651,443	1,160,255
	Comcast Corp. Class A	26,062,278	1,129,800
	AT&T Inc.	47,027,913	827,691
	T-Mobile US Inc.	3,434,131	560,519
	Electronic Arts Inc.	1,599,981	212,270
*	Charter Communications Inc. Class A	649,895	188,879
*	Take-Two Interactive Software Inc.	1,043,796	154,993
*	Warner Bros Discovery Inc.	14,584,805	127,325
	Omnicom Group Inc.	1,299,185	125,709
*	Live Nation Entertainment Inc.	931,362	98,510
	News Corp. Class A	3,259,359	85,330
	Interpublic Group of Cos. Inc.	2,518,702	82,185
*	Match Group Inc.	1,786,433	64,812
	Fox Corp. Class A	1,586,636	49,614
	Paramount Global Class B	3,159,421	37,187
	Fox Corp. Class B	863,939	24,726
			25,949,507
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	60,113,970	10,843,358
*	Tesla Inc.	18,221,897	3,203,227
	Home Depot Inc.	6,545,052	2,510,682
	McDonald's Corp.	4,770,217	1,344,963
	Lowe's Cos. Inc.	3,782,295	963,464
	Booking Holdings Inc.	229,469	832,486
	TJX Cos. Inc.	7,493,668	760,008
	NIKE Inc. Class B	8,006,160	752,419
	Starbucks Corp.	7,447,277	680,607
*	Chipotle Mexican Grill Inc.	180,298	524,085
*	Airbnb Inc. Class A	2,864,969	472,605
*	O'Reilly Automotive Inc.	388,653	438,743
	Marriott International Inc. Class A	1,623,566	409,642
*	AutoZone Inc.	113,725	358,421
	Hilton Worldwide Holdings Inc.	1,658,812	353,841
	General Motors Co.	7,592,745	344,331
	Ford Motor Co.	25,670,813	340,908
	Ross Stores Inc.	2,213,753	324,890
	DR Horton Inc.	1,964,013	323,178

		Shares	Market Value ($000)
*,1	Lululemon Athletica Inc.	754,959	294,925
	Lennar Corp. Class A	1,600,254	275,212
	Yum! Brands Inc.	1,849,343	256,411
*	Royal Caribbean Cruises Ltd.	1,554,302	216,064
	Tractor Supply Co.	710,218	185,878
	eBay Inc.	3,409,696	179,964
*	NVR Inc.	21,014	170,213
	PulteGroup Inc.	1,394,810	168,242
*	Ulta Beauty Inc.	319,445	167,031
*	Deckers Outdoor Corp.	168,826	158,909
	Garmin Ltd.	1,005,705	149,719
*	Aptiv plc	1,837,129	146,327
	Genuine Parts Co.	924,452	143,225
	Darden Restaurants Inc.	786,082	131,394
	Las Vegas Sands Corp.	2,426,915	125,472
*	Expedia Group Inc.	860,627	118,551
	Domino's Pizza Inc.	228,911	113,741
*	Carnival Corp.	6,620,653	108,181
	Best Buy Co. Inc.	1,262,196	103,538
	Pool Corp.	254,233	102,583
	LKQ Corp.	1,756,320	93,805
*	CarMax Inc.	1,040,864	90,670
*	MGM Resorts International	1,795,926	84,786
	Bath & Body Works Inc.	1,491,255	74,593
	Tapestry Inc.	1,504,406	71,429
	Wynn Resorts Ltd.	623,616	63,752
*	Caesars Entertainment Inc.	1,413,544	61,828
*	Norwegian Cruise Line Holdings Ltd.	2,789,487	58,384
*	Etsy Inc.	787,248	54,100
	BorgWarner Inc. (XNYS)	1,516,924	52,698
	Hasbro Inc.	857,507	48,466
	Ralph Lauren Corp.	256,857	48,227
*	Mohawk Industries Inc.	347,130	45,436
	VF Corp.	2,175,919	33,379
	Lennar Corp. Class B	29,754	4,588
			29,983,579
Consumer Staples (6.0%)
	Procter & Gamble Co.	15,473,578	2,510,588
	Costco Wholesale Corp.	2,917,984	2,137,803
	Walmart Inc.	28,147,463	1,693,633
	PepsiCo Inc.	9,038,816	1,581,883
	Coca-Cola Co.	25,587,657	1,565,453
	Philip Morris International Inc.	10,210,861	935,519
	Mondelez International Inc. Class A	8,854,828	619,838
	Target Corp.	3,036,616	538,119
	Altria Group Inc.	11,599,698	505,979
	Colgate-Palmolive Co.	5,417,361	487,833
*	Monster Beverage Corp.	4,854,403	287,769
	Constellation Brands Inc. Class A	1,058,417	287,635
	Kimberly-Clark Corp.	2,215,557	286,582
	Sysco Corp.	3,274,592	265,831
	General Mills Inc.	3,736,723	261,458
	Kroger Co.	4,348,692	248,441
	Kenvue Inc.	11,327,136	243,080
	Estee Lauder Cos. Inc. Class A	1,533,195	236,342
	Dollar General Corp.	1,445,797	225,631
	Archer-Daniels-Midland Co.	3,506,539	220,246
	Keurig Dr Pepper Inc.	6,860,902	210,424

		Shares	Market Value ($000)
	Kraft Heinz Co.	5,253,211	193,843
	Hershey Co.	984,731	191,530
*	Dollar Tree Inc.	1,361,897	181,337
	Church & Dwight Co. Inc.	1,618,118	168,786
	McCormick & Co. Inc.	1,649,745	126,717
	Clorox Co.	814,959	124,778
	Tyson Foods Inc. Class A	1,887,685	110,864
	Walgreens Boots Alliance Inc.	4,717,330	102,319
	Lamb Weston Holdings Inc.	951,488	101,362
	Kellanova	1,731,475	99,196
	Bunge Global SA	954,811	97,887
	Conagra Brands Inc.	3,135,549	92,938
	J M Smucker Co.	697,860	87,840
	Molson Coors Beverage Co. Class B	1,213,872	81,633
	Hormel Foods Corp.	1,907,238	66,544
	Brown-Forman Corp. Class B	1,189,342	61,394
	Campbell Soup Co.	1,288,394	57,269
			17,296,324
Energy (3.9%)
	Exxon Mobil Corp.	26,113,190	3,035,397
	Chevron Corp.	11,405,719	1,799,138
	ConocoPhillips	7,746,640	985,992
	Schlumberger NV	9,383,749	514,323
	EOG Resources Inc.	3,836,482	490,456
	Marathon Petroleum Corp.	2,419,917	487,613
	Phillips 66	2,827,408	461,829
	Pioneer Natural Resources Co.	1,536,127	403,233
	Valero Energy Corp.	2,241,394	382,584
	Williams Cos. Inc.	7,993,760	311,517
	ONEOK Inc.	3,827,889	306,882
	Occidental Petroleum Corp.	4,327,312	281,232
	Hess Corp.	1,810,558	276,364
	Diamondback Energy Inc.	1,179,291	233,700
	Kinder Morgan Inc.	12,741,554	233,680
	Halliburton Co.	5,855,862	230,838
	Baker Hughes Co.	6,583,578	220,550
	Devon Energy Corp.	4,209,177	211,217
	Targa Resources Corp.	1,470,417	164,672
	Coterra Energy Inc.	4,941,328	137,764
	Marathon Oil Corp.	3,844,108	108,942
	EQT Corp.	2,703,490	100,218
	APA Corp.	2,375,200	81,660
			11,459,801
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	11,964,731	5,031,409
	JPMorgan Chase & Co.	19,011,699	3,808,043
	Visa Inc. Class A	10,400,170	2,902,479
	Mastercard Inc. Class A	5,425,401	2,612,710
	Bank of America Corp.	45,278,979	1,716,979
	Wells Fargo & Co.	23,667,360	1,371,760
	S&P Global Inc.	2,112,863	898,917
	American Express Co.	3,760,977	856,337
	Goldman Sachs Group Inc.	1,939,653	810,174
	Progressive Corp.	3,848,856	796,020
	Citigroup Inc.	12,516,485	791,542
	Morgan Stanley	8,239,447	775,826
	BlackRock Inc.	919,573	766,648

		Shares	Market Value ($000)
	Charles Schwab Corp.	9,787,069	707,997
	Chubb Ltd.	2,664,657	690,493
	Marsh & McLennan Cos. Inc.	3,235,179	666,382
*	Fiserv Inc.	3,947,488	630,887
	Blackstone Inc.	4,730,937	621,503
	Intercontinental Exchange Inc.	3,765,065	517,433
	CME Group Inc.	2,367,822	509,768
*	PayPal Holdings Inc.	7,050,241	472,296
	US Bancorp	10,244,909	457,947
	Aon plc Class A (XNYS)	1,317,513	439,680
	PNC Financial Services Group Inc.	2,616,855	422,884
	Moody's Corp.	1,035,687	407,056
	Capital One Financial Corp.	2,501,637	372,469
	American International Group Inc.	4,621,452	361,259
	Arthur J Gallagher & Co.	1,425,772	356,500
	Travelers Cos. Inc.	1,500,461	345,316
	Truist Financial Corp.	8,781,725	342,312
	MetLife Inc.	4,038,096	299,263
	Allstate Corp.	1,726,288	298,665
	Aflac Inc.	3,462,307	297,274
	MSCI Inc.	519,707	291,270
	Fidelity National Information Services Inc.	3,900,246	289,320
	Ameriprise Financial Inc.	658,819	288,853
	Bank of New York Mellon Corp.	4,992,729	287,681
	Prudential Financial Inc.	2,372,291	278,507
	Global Payments Inc.	1,715,362	229,275
*	Arch Capital Group Ltd.	2,440,326	225,584
	Discover Financial Services	1,642,419	215,305
	Hartford Financial Services Group Inc.	1,962,862	202,273
	Willis Towers Watson plc	674,479	185,482
	T Rowe Price Group Inc.	1,474,369	179,755
	Fifth Third Bancorp	4,475,212	166,523
	M&T Bank Corp.	1,094,342	159,161
	Raymond James Financial Inc.	1,235,146	158,617
	Nasdaq Inc.	2,499,081	157,692
	State Street Corp.	1,986,702	153,612
*	Corpay Inc.	474,470	146,393
	Brown & Brown Inc.	1,552,812	135,933
	Huntington Bancshares Inc.	9,511,732	132,689
	Cincinnati Financial Corp.	1,031,778	128,116
	Regions Financial Corp.	6,077,383	127,868
	Cboe Global Markets Inc.	693,336	127,387
	Principal Financial Group Inc.	1,441,054	124,377
	Northern Trust Corp.	1,350,469	120,084
	W R Berkley Corp.	1,331,574	117,764
	Synchrony Financial	2,681,671	115,634
	FactSet Research Systems Inc.	250,839	113,979
	Everest Group Ltd.	285,359	113,430
	Citizens Financial Group Inc.	3,065,215	111,237
	KeyCorp.	6,142,124	97,107
	Loews Corp.	1,201,899	94,097
	Jack Henry & Associates Inc.	478,660	83,158
	Globe Life Inc.	562,461	65,454
	Assurant Inc.	341,439	64,272
	Franklin Resources Inc.	1,982,003	55,714
	MarketAxess Holdings Inc.	248,615	54,509
	Invesco Ltd.	2,957,938	49,072

		Shares	Market Value ($000)
	Comerica Inc.	865,514	47,595
			38,051,007
Health Care (12.4%)
	Eli Lilly & Co.	5,244,046	4,079,658
	UnitedHealth Group Inc.	6,082,595	3,009,060
	Johnson & Johnson	15,830,949	2,504,298
	Merck & Co. Inc.	16,664,383	2,198,865
	AbbVie Inc.	11,610,801	2,114,327
	Thermo Fisher Scientific Inc.	2,540,872	1,476,780
	Abbott Laboratories	11,418,476	1,297,824
	Danaher Corp.	4,324,684	1,079,960
	Pfizer Inc.	37,136,142	1,030,528
	Amgen Inc.	3,518,588	1,000,405
*	Intuitive Surgical Inc.	2,317,482	924,884
	Elevance Health Inc.	1,545,195	801,245
	Stryker Corp.	2,224,228	795,984
	Medtronic plc	8,740,598	761,743
	Bristol-Myers Squibb Co.	13,383,541	725,789
*	Vertex Pharmaceuticals Inc.	1,694,844	708,462
	Cigna Group	1,924,308	698,889
*	Regeneron Pharmaceuticals Inc.	694,789	668,727
	CVS Health Corp.	8,276,707	660,150
*	Boston Scientific Corp.	9,636,716	660,019
	Gilead Sciences Inc.	8,195,319	600,307
	Zoetis Inc.	3,019,909	510,999
	Becton Dickinson & Co.	1,900,708	470,330
	McKesson Corp.	864,049	463,865
	HCA Healthcare Inc.	1,303,392	434,720
*	Edwards Lifesciences Corp.	3,992,253	381,500
*	DexCom Inc.	2,533,107	351,342
*	IQVIA Holdings Inc.	1,200,326	303,550
*	IDEXX Laboratories Inc.	546,005	294,805
	Agilent Technologies Inc.	1,927,716	280,502
	Humana Inc.	804,010	278,766
*	Centene Corp.	3,510,728	275,522
	Cencora Inc.	1,088,731	264,551
	GE Healthcare Inc.	2,785,000	253,184
*	Moderna Inc.	2,180,388	232,342
*	Biogen Inc.	952,468	205,381
	West Pharmaceutical Services Inc.	487,629	192,960
	ResMed Inc.	969,258	191,942
*	Mettler-Toledo International Inc.	141,354	188,183
	Zimmer Biomet Holdings Inc.	1,372,919	181,198
	Cardinal Health Inc.	1,599,698	179,006
*	Molina Healthcare Inc.	381,365	156,676
*	Align Technology Inc.	467,544	153,317
	STERIS plc	648,863	145,877
*	Illumina Inc.	1,043,142	143,244
	Baxter International Inc.	3,334,439	142,514
*	Waters Corp.	388,565	133,756
	Cooper Cos. Inc.	1,309,161	132,828
	Laboratory Corp. of America Holdings	557,952	121,890
*	Hologic Inc.	1,547,151	120,616
	Quest Diagnostics Inc.	731,020	97,306
	Viatris Inc.	7,880,460	94,093
*	Charles River Laboratories International Inc.	337,487	91,442
	Revvity Inc.	810,533	85,106
*	Insulet Corp.	457,969	78,496

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	400,697	73,111
	Bio-Techne Corp.	1,037,342	73,019
	Teleflex Inc.	308,047	69,671
*	Incyte Corp.	1,220,950	69,558
*	Catalent Inc.	1,184,527	66,867
*	Henry Schein Inc.	855,922	64,639
*	DaVita Inc.	354,157	48,891
*	Bio-Rad Laboratories Inc. Class A	137,572	47,582
	DENTSPLY SIRONA Inc.	1,388,747	46,093
			35,989,144
Industrials (8.8%)
	General Electric Co.	7,157,538	1,256,363
	Caterpillar Inc.	3,348,086	1,226,839
*	Uber Technologies Inc.	13,532,981	1,041,904
	Union Pacific Corp.	4,009,781	986,125
	Honeywell International Inc.	4,336,330	890,032
	RTX Corp.	8,726,256	851,072
	Eaton Corp. plc	2,626,074	821,121
*	Boeing Co.	3,772,155	727,988
	United Parcel Service Inc. Class B (XNYS)	4,757,939	707,172
	Deere & Co.	1,712,677	703,465
	Automatic Data Processing Inc.	2,701,688	674,720
	Lockheed Martin Corp.	1,414,426	643,380
	Waste Management Inc.	2,411,087	513,923
	CSX Corp.	12,999,779	481,902
	Illinois Tool Works Inc.	1,788,363	479,871
	Parker-Hannifin Corp.	844,015	469,095
	TransDigm Group Inc.	365,725	450,427
	Trane Technologies plc	1,496,403	449,220
	Northrop Grumman Corp.	927,615	444,012
	FedEx Corp.	1,512,409	438,205
	Emerson Electric Co.	3,760,906	426,562
	PACCAR Inc.	3,442,366	426,475
	General Dynamics Corp.	1,492,997	421,757
	Cintas Corp.	566,642	389,300
	3M Co.	3,636,886	385,764
	Norfolk Southern Corp.	1,485,573	378,628
*	Copart Inc.	5,740,906	332,513
	Carrier Global Corp.	5,495,719	319,466
	United Rentals Inc.	441,979	318,715
	WW Grainger Inc.	290,307	295,329
	Johnson Controls International plc	4,483,036	292,832
	Fastenal Co.	3,762,920	290,272
	AMETEK Inc.	1,516,829	277,428
	L3Harris Technologies Inc.	1,245,540	265,425
	Otis Worldwide Corp.	2,668,542	264,906
	Cummins Inc.	896,283	264,090
	Paychex Inc.	2,106,331	258,657
	Old Dominion Freight Line Inc.	1,178,144	258,379
	Republic Services Inc.	1,346,703	257,813
	Ingersoll Rand Inc. (XYNS)	2,665,626	253,101
	Quanta Services Inc.	956,917	248,607
	Verisk Analytics Inc.	953,282	224,717
	Rockwell Automation Inc.	752,743	219,297
	Equifax Inc.	811,778	217,167
	Xylem Inc.	1,583,306	204,626
	Delta Air Lines Inc.	4,207,517	201,414
	Fortive Corp.	2,306,883	198,438

		Shares	Market Value ($000)
	Howmet Aerospace Inc.	2,569,464	175,828
	Westinghouse Air Brake Technologies Corp.	1,177,094	171,479
*	Builders FirstSource Inc.	810,552	169,041
	Dover Corp.	919,338	162,897
	Broadridge Financial Solutions Inc.	773,126	158,383
	Hubbell Inc.	352,535	146,320
*	Axon Enterprise Inc.	463,084	144,890
	Veralto Corp.	1,438,883	127,571
	Jacobs Solutions Inc.	827,496	127,211
	Textron Inc.	1,288,560	123,612
	IDEX Corp.	497,319	121,356
	Leidos Holdings Inc.	904,247	118,538
	Expeditors International of Washington Inc.	956,054	116,227
	Southwest Airlines Co.	3,917,119	114,341
	Masco Corp.	1,447,166	114,152
	JB Hunt Transport Services Inc.	535,957	106,789
*	United Airlines Holdings Inc.	2,157,120	103,283
	Snap-on Inc.	347,076	102,811
	Stanley Black & Decker Inc.	1,007,925	98,706
	Nordson Corp.	355,962	97,726
	Pentair plc	1,085,120	92,713
	Rollins Inc.	1,841,276	85,196
	Allegion plc	575,812	77,568
	Huntington Ingalls Industries Inc.	260,922	76,051
	A O Smith Corp.	806,234	72,126
*	Dayforce Inc.	1,023,458	67,763
*	American Airlines Group Inc.	4,285,844	65,788
	Paycom Software Inc.	316,962	63,079
	CH Robinson Worldwide Inc.	764,651	58,221
	Robert Half Inc.	686,970	54,463
*	Generac Holdings Inc.	403,278	50,869
			25,513,512
Information Technology (29.5%)
	Microsoft Corp.	48,865,044	20,558,501
	Apple Inc.	95,458,590	16,369,239
	NVIDIA Corp.	16,243,656	14,677,118
	Broadcom Inc.	2,893,923	3,835,634
*	Advanced Micro Devices Inc.	10,626,159	1,917,915
	Salesforce Inc.	6,365,799	1,917,251
*	Adobe Inc.	2,972,525	1,499,936
	Accenture plc Class A	4,122,937	1,429,051
	Cisco Systems Inc.	26,721,464	1,333,668
	Oracle Corp.	10,485,177	1,317,043
	QUALCOMM Inc.	7,339,306	1,242,545
	Intel Corp.	27,805,354	1,228,163
	Intuit Inc.	1,841,085	1,196,705
	International Business Machines Corp.	6,017,243	1,149,053
	Applied Materials Inc.	5,471,945	1,128,479
	Texas Instruments Inc.	5,980,054	1,041,785
*	ServiceNow Inc.	1,348,116	1,027,804
	Micron Technology Inc.	7,259,986	855,880
	Lam Research Corp.	862,161	837,650
	Analog Devices Inc.	3,261,160	645,025
	KLA Corp.	889,358	621,279
*	Palo Alto Networks Inc.	2,073,561	589,161
*	Synopsys Inc.	1,003,090	573,266
*	Cadence Design Systems Inc.	1,789,541	557,048
*	Arista Networks Inc.	1,658,033	480,796

		Shares	Market Value ($000)
	Amphenol Corp. Class A	3,945,528	455,117
	NXP Semiconductors NV	1,696,077	420,237
	Roper Technologies Inc.	703,082	394,317
	Motorola Solutions Inc.	1,090,432	387,082
*	Autodesk Inc.	1,407,151	366,450
*	Super Micro Computer Inc.	331,137	334,458
	Microchip Technology Inc.	3,554,563	318,880
	TE Connectivity Ltd.	2,032,030	295,132
*	Fortinet Inc.	4,187,963	286,080
*	Gartner Inc.	513,235	244,644
	Cognizant Technology Solutions Corp. Class A	3,275,802	240,084
	CDW Corp.	879,815	225,039
	Monolithic Power Systems Inc.	315,942	214,025
*	ON Semiconductor Corp.	2,811,287	206,770
*	Fair Isaac Corp.	163,472	204,276
*	ANSYS Inc.	572,297	198,679
*	Keysight Technologies Inc.	1,149,823	179,809
	HP Inc.	5,738,571	173,420
	Corning Inc.	5,045,887	166,312
	Hewlett Packard Enterprise Co.	8,553,650	151,656
*	PTC Inc.	786,493	148,600
*	Western Digital Corp.	2,130,375	145,377
	NetApp Inc.	1,355,724	142,310
*	Teledyne Technologies Inc.	309,998	133,088
	Seagate Technology Holdings plc	1,278,307	118,946
*	First Solar Inc.	702,426	118,570
*	Tyler Technologies Inc.	276,731	117,613
	Skyworks Solutions Inc.	1,055,440	114,325
	Teradyne Inc.	1,004,817	113,374
	Jabil Inc.	840,504	112,586
*	VeriSign Inc.	580,257	109,965
*	Akamai Technologies Inc.	991,492	107,835
*	Enphase Energy Inc.	891,169	107,814
*	Trimble Inc.	1,635,223	105,243
*	EPAM Systems Inc.	379,056	104,680
*	Zebra Technologies Corp. Class A	336,885	101,551
	Gen Digital Inc. (XNGS)	3,676,806	82,360
	Juniper Networks Inc.	2,119,643	78,554
*	F5 Inc.	387,272	73,423
*	Qorvo Inc.	632,948	72,681
			85,701,357
Materials (2.4%)
	Linde plc	3,188,596	1,480,529
	Sherwin-Williams Co.	1,549,087	538,044
	Freeport-McMoRan Inc.	9,437,526	443,752
	Ecolab Inc.	1,670,280	385,668
	Air Products and Chemicals Inc.	1,462,535	354,328
	Nucor Corp.	1,615,221	319,652
	Newmont Corp. (XNYS)	7,573,626	271,439
	Dow Inc.	4,621,790	267,740
	Corteva Inc.	4,614,116	266,096
	Martin Marietta Materials Inc.	407,047	249,902
	Vulcan Materials Co.	875,185	238,855
	PPG Industries Inc.	1,549,040	224,456
	DuPont de Nemours Inc.	2,832,459	217,165
	LyondellBasell Industries NV Class A	1,681,601	171,994
	Steel Dynamics Inc.	998,892	148,066
	International Flavors & Fragrances Inc.	1,677,475	144,246

		Shares	Market Value ($000)
	Ball Corp.	2,071,028	139,504
	Avery Dennison Corp.	529,539	118,220
	Celanese Corp.	658,010	113,086
	Packaging Corp. of America	585,681	111,151
	CF Industries Holdings Inc.	1,255,436	104,465
[1]	Albemarle Corp.	772,124	101,720
	Amcor plc	9,476,982	90,126
	International Paper Co.	2,274,277	88,742
	Westrock Co.	1,697,004	83,917
	Eastman Chemical Co.	771,069	77,276
	Mosaic Co.	2,148,823	69,751
	FMC Corp.	821,063	52,302
			6,872,192
Real Estate (2.3%)
	Prologis Inc.	6,076,524	791,285
	American Tower Corp.	3,066,097	605,830
	Equinix Inc.	617,456	509,605
	Welltower Inc.	3,644,224	340,516
	Simon Property Group Inc.	2,143,674	335,464
	Crown Castle Inc.	2,851,618	301,787
	Public Storage	1,039,946	301,647
	Realty Income Corp.	5,472,958	296,087
	Digital Realty Trust Inc.	1,990,403	286,698
*	CoStar Group Inc.	2,683,773	259,252
	Extra Space Storage Inc.	1,388,056	204,044
	VICI Properties Inc.	6,816,481	203,063
*	CBRE Group Inc. Class A	1,957,457	190,343
	AvalonBay Communities Inc.	933,257	173,175
	Weyerhaeuser Co.	4,797,151	172,266
	Iron Mountain Inc.	1,917,650	153,815
	SBA Communications Corp.	709,202	153,684
	Equity Residential	2,268,963	143,194
	Invitation Homes Inc.	3,781,866	134,672
	Alexandria Real Estate Equities Inc.	1,036,551	133,622
	Ventas Inc.	2,644,781	115,154
	Essex Property Trust Inc.	423,948	103,787
	Mid-America Apartment Communities Inc.	770,609	101,397
	Host Hotels & Resorts Inc.	4,631,501	95,779
	Healthpeak Properties Inc.	4,655,755	87,295
	Kimco Realty Corp.	4,371,306	85,721
	UDR Inc.	1,984,986	74,258
	Camden Property Trust	701,637	69,041
	Regency Centers Corp.	1,077,794	65,271
	Boston Properties Inc.	949,787	62,031
	Federal Realty Investment Trust	483,479	49,373
			6,599,156
Utilities (2.2%)
	NextEra Energy Inc.	13,495,258	862,482
	Southern Co.	7,173,355	514,616
	Duke Energy Corp.	5,071,149	490,431
	Constellation Energy Corp.	2,102,288	388,608
	American Electric Power Co. Inc.	3,455,138	297,487
	Sempra	4,135,804	297,075
	Dominion Energy Inc.	5,509,780	271,026
	Exelon Corp.	6,556,393	246,324
	PG&E Corp.	14,021,948	235,008
	Public Service Enterprise Group Inc.	3,272,662	218,548

		Shares	Market Value ($000)
	Consolidated Edison Inc.	2,267,847	205,943
	Xcel Energy Inc.	3,624,725	194,829
	Edison International	2,518,602	178,141
	WEC Energy Group Inc.	2,079,244	170,747
	American Water Works Co. Inc.	1,278,619	156,260
	DTE Energy Co.	1,361,387	152,666
	Entergy Corp.	1,390,048	146,900
	Eversource Energy	2,296,170	137,242
	PPL Corp.	4,846,038	133,411
	FirstEnergy Corp.	3,393,576	131,060
	Ameren Corp.	1,727,888	127,795
	CenterPoint Energy Inc.	4,149,383	118,216
	Atmos Energy Corp.	993,139	118,054
	CMS Energy Corp.	1,942,108	117,187
	NRG Energy Inc.	1,482,123	100,325
	Alliant Energy Corp.	1,678,046	84,574
	Evergy Inc.	1,507,269	80,458
	AES Corp.	4,390,682	78,725
	NiSource Inc.	2,715,737	75,117
	Pinnacle West Capital Corp.	745,478	55,710
			6,384,965
Total Common Stocks (Cost $88,678,549)			289,800,544
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.407% (Cost $777,633)	7,777,924	777,637
Total Investments (100.1%) (Cost $89,456,182)			290,578,181
Other Assets and Liabilities—Net (-0.1%)			(188,604)
Net Assets (100%)			290,389,577
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,408,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,472,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	1,863	494,487	7,109

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/29/25	BANA	85,626	(6.027)	190	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $5,791,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	289,800,544	—	—	289,800,544
Temporary Cash Investments	777,637	—	—	777,637
Total	290,578,181	—	—	290,578,181
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,109	—	—	7,109
Swap Contracts	—	190	—	190
Total	7,109	190	—	7,299
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.